GEOGRAPHICAL AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL AND SEGMENT INFORMATION
23.	GEOGRAPHICAL AND SEGMENT INFORMATION

Sibanye Gold is primarily involved in gold mining in South Africa. The segment results have been prepared and presented based on management’s reporting format. Sibanye Gold prepares its financial records for management reporting purposes in accordance with International Financial Reporting Standards, or IFRS, and such IFRS information by segment is what Sibanye Gold’s chief operating decision maker reviews in allocating resources and making investment decisions. Sibanye Gold’s gold mining operations are managed and internally reported based upon the mining operations of: Kloof-Driefontein Complex, or KDC, (prior to July 1, 2010, Driefontein and Kloof divisions were reported as separate segments), the Beatrix division and the South Deep mine until its distribution in December 2010. The Group also has Corporate and services operations whose primary focus is servicing the Group’s mining operations. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Fiscal Year Ended December 31, 2012
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,543.4	477.8	—	2,021.2	—	—	2,021.2
Operating costs	(1,005.7)	(321.9)	—	(1,327.6)	(4.0)	(7.3)	(1,338.9)

Operating profit	537.7	155.9	—	693.6	(4.0)	(7.3)	682.3
Amortization and depreciation	(209.1)	(77.1)	(2.3)	(288.5)	—	(15.6)	(304.1)

Net operating profit/(loss)	328.6	78.8	(2.3)	405.1	(4.0)	(22.9)	378.2
Other items as detailed in statement of operations	(49.8)	(9.4)	(3.5)	(62.7)	4.0	(1.7)	(60.4)
Royalties	(25.8)	(8.6)	—	(34.4)	—	—	(34.4)
Current taxation	(40.2)	(14.8)	(2.9)	(57.9)	—	—	(57.9)
Deferred taxation	71.4	29.1	2.0	102.5	—	22.9	125.4

Profit/(loss) after taxation	284.2	75.1	(6.7)	352.6	—	(1.7)	350.9

	December 31, 2012
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reconciling items	Group Consolidated- U.S. GAAP
Balance sheet
Total assets (excluding deferred tax assets)	2,126.3	313.1	(143.5)	2,295.9	153.4	2,449.3
Total liabilities (excluding deferred tax liabilities)	740.8	(26.8)	2,224.9	2,938.9	(67.3)	2,871.6
Deferred tax liability/(asset)	379.2	110.3	(3.8)	485.7	57.2	542.9
Capital expenditure	296.2	80.4	2.7	379.3	—	379.3

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Fiscal Year Ended December 31, 2011
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP
Statement of operations
Revenue	1,745.6	555.4	—	2,301.0	—	—	2,301.0
Operating costs	(1,032.2)	(333.6)	—	(1,365.8)	(26.2)	(1.8)	(1,393.8)

Operating profit	713.4	221.8	—	935.2	(26.2)	(1.8)	907.2
Amortization and depreciation	(230.4)	(71.2)	(2.2)	(303.8)	—	(20.1)	(323.9)

Net operating profit/(loss)	483.0	150.6	(2.2)	631.4	(26.2)	(21.9)	583.3
Other items as detailed in statement of operations	(56.1)	(11.2)	1.3	(66.0)	26.2	—	(39.8)
Royalties	(35.5)	(4.6)	—	(40.1)	—	—	(40.1)
Current taxation	(88.5)	(0.3)	(3.1)	(91.9)	—	—	(91.9)
Deferred taxation	(39.7)	(43.4)	(0.2)	(83.3)	—	7.7	(75.6)

Profit/(loss) after taxation	263.2	91.1	(4.2)	350.1	—	(14.2)	335.9

	December 31, 2011
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reconciling items	Group Consolidated- U.S. GAAP
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	332.9	2,272.4	197.6	2,470.0
Total liabilities (excluding deferred tax liabilities)	414.2	(103.5)	2,819.4	3,130.1	(33.5)	3,096.6
Deferred tax liability/(asset)	471.6	145.6	(1.9)	615.3	83.3	698.6
Capital expenditure	318.6	84.6	1.6	404.8	—	404.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Six Months Ended December 31, 2010
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP	Discontinued Operation- U.S GAAP basis
	Continuing operations
Statement of operations
Revenue	814.3	259.1	—	1,073.4	—	—	1,073.4	169.3
Operating costs	(533.6)	(172.8)	—	(706.4)	(30.5)	1.1	(735.8)	(126.2)

Operating profit	280.7	86.3	—	367.0	(30.5)	1.1	337.6	43.1
Amortization and depreciation	(122.5)	(36.9)	2.0	(157.4)	0.0	(9.4)	(166.8)	(35.7)

Net operating profit/(loss)	158.2	49.4	2.0	209.6	(30.5)	(8.3)	170.8	7.4
Profit on distribution of South Deep	—	—	638.5	638.5	—	(638.5)	—	—
Other items as detailed in statement of operations	(148.9)	(47.7)	(32.1)	(228.7)	30.5	—	(198.2)	(23.0)
Royalties	(11.8)	(1.3)	0.0	(13.1)	—	—	(13.1)	(0.9)
Current taxation	(20.5)	(0.4)	(12.2)	(33.1)	—	—	(33.1)	0.0
Deferred taxation	33.7	(7.9)	(3.9)	21.9	—	19.8	41.7	4.8

Profit/(loss) after taxation	10.7	(7.9)	592.3	595.1	—	(627.0)	(31.9)	(11.7)

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.

	Fiscal Year Ended June 30, 2010
	KDC	Beatrix	Corporate and other#	Group Consolidated- IFRS	Reclassifications	Reconciling items	Group Consolidated- U.S. GAAP	Discontinued Operation- U.S GAAP basis
	Continuing operations
Statement of operations
Revenue	1,384.1	424.7	—	1,808.8	—	—	1,808.8	288.7
Operating costs	(957.4)	(299.9)	—	(1,257.3)	(2.8)	1.7	(1,258.4)	(221.1)

Operating profit	426.7	124.8	—	551.5	(2.8)	1.7	550.4	67.6
Amortization and depreciation	(187.6)	(71.5)	(2.1)	(261.2)	—	(17.1)	(278.3)	(62.9)

Net operating profit/(loss)	239.1	53.3	(2.1)	290.3	(2.8)	(15.4)	272.1	4.7
Other items as detailed in statement of operations	(26.1)	(6.4)	11.5	(21.0)	2.8	(9.2)	(27.4)	(29.9)
Royalties	(6.9)	(0.7)	0.0	(7.6)	—	0.0	(7.6)	(0.5)
Current taxation	(29.4)	(0.3)	10.2	(19.5)	—	0.0	(19.5)	—
Deferred taxation	(41.9)	(18.6)	(2.1)	(62.6)	—	2.9	(59.7)	(3.0)

Profit/(loss) after taxation	134.8	27.3	17.5	179.6	—	(21.7)	157.9	(28.7)